General	12 Months Ended
Mar. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
General

NOTE 1: — GENERAL

Taro Pharmaceutical Industries Ltd. (the “Company” or “Taro”) is an Israeli corporation, which operates in Israel and elsewhere through its Israeli, North American, and European subsidiaries (the “Group”).  The principal business activities of the Group are the production, research, development and marketing of pharmaceutical products.  As of March 22, 2012, the Company’s ordinary shares are traded on the New York Stock Exchange (the “NYSE”), under the symbol “TARO.”  As used herein, the terms “we,” “us,” “our,” “Taro” and the “Company” mean Taro Pharmaceutical Industries Ltd. and its subsidiaries, unless otherwise indicated.

The activities of the Group in North America are performed by Taro Pharmaceuticals Inc., Taro Pharmaceuticals North America, Inc. and Taro Pharmaceuticals U.S.A., Inc. (“Taro U.S.A.”).  Taro Research Institute Ltd. in Israel provided research and development services to the Group, which, as of its merger with and into Taro in July 2012, is now performed by Taro.  Taro International Ltd. in Israel and Taro’s subsidiary in the United Kingdom are engaged in the pharmaceutical activities of the Group outside North America.

The Group manufactures generic and proprietary drug products in facilities located in Israel and Canada, and manufactures bulk active pharmaceutical ingredients in its Israel facility.  The Group’s research and development facilities are located in Israel and Canada.  The majority of the Group’s sales are in North America, primarily in the U.S.A.

In North America, the Company sells and distributes its products principally to drug industry wholesalers, drug store chains and mass merchandisers.  In Israel, the Group sells and distributes its products principally to healthcare institutions, drug store chains, and private pharmacies.

In the generic pharmaceutical industry, selling prices and related profit margins tend to decrease as products mature due to increased competition from other generic pharmaceutical manufacturers as they gain approval from the U.S. Food and Drug Administration (the “FDA”), the Canadian Health Products and Food Branch Inspectorate, and the Israeli and other Ministries of Health (“Government Agencies”) to manufacture equivalent products.  The Group’s future operating results are dependent on, among other things, its ability to introduce new products and maintain its approvals to market existing drugs.

While non-compliance with Government Agencies’ regulations can result in refusal to allow country entry, seizure, fines or injunctive actions to prevent the sale of products, no material actions against the Group or its products have recently occurred.  The Group believes that it is in material compliance with all Government Agencies’ regulations.

While the majority of the Company’s products are either synthesized by the Company itself or are derived from multiple source materials, some raw materials and certain products are currently obtained from single suppliers.  The Company does not believe that any interruption of supply from a single supplier would have a material adverse effect on the Company’s results of operations and financial position.  To date, the Group has not experienced difficulties in obtaining raw materials or other materials.

Sun Pharmaceutical Industries Ltd., the Company’s majority shareholder, owns, or controls as of March 31, 2017, 29,497,813, or 72.8%, of the Company’s ordinary shares, and with the Company’s founders’ shares, 81.9% of the vote attributable to the share equity of the Company.  As of May 31, 2017, Sun owns, or controls 72.9% of the Company’s ordinary shares and controls 81.9% of the voting power in the Company due to the additional ordinary shares repurchased by the Company (as described below).

In December 2013, the Company completed a modified “Dutch auction” tender offer whereby, an aggregate of 1,959,514 ordinary shares were purchased at the final purchase price of $97.50 per share, for an aggregate purchase price of $193.0 million (including fees and expenses relating to the tender offer).  These shares are classified as treasury stock.

On October 1, 2015, Taro entered into a share purchase Agreement with EPIRUS Biopharmaceuticals, Inc. (“EPIRUS”) for all of the shares of Zalicus Pharmaceuticals Ltd. (“Zalicus”), including its product candidate Z944 and certain related assets, a novel, oral, T-type calcium channel modulator in development for the treatment of pain.  As a result of the acquisition, Taro paid CAD $5,000 in cash and a non-interest bearing, limited recourse promissory note in the amount of CAD $5,000 with a maturity date of July 1, 2017.  If Taro elects to repay the Promissory Note in cash and continue development of the Z944 Assets, EPIRUS will also be entitled to additional payments.  If Taro does not elect to repay the Promissory Note, the Z944 Assets will be transferred back to EPIRUS.

On March 15, 2016, the Company announced that its Board of Directors authorized a $250,000 share repurchase of ordinary shares.  On August 19, 2016, we announced the completion of this program, with the last shares being purchased on August 18, 2016.  Under the program, the Company bought back 1,801,099 of its ordinary shares in open market transactions, in accordance with a 10b5-1 program, at an average price of $138.80 per share, as represented in the following table.

Period	Total Number of Shares Purchased	Average Price Paid per Share
March 17, 2016 - March 31, 2016	67,339	$140.30
April 1, 2016 - April 30, 2016	117,515	$141.46
May 1, 2016 - May 31, 2016	552,474	$134.86
June 1, 2016 - June 30, 2016	290,298	$142.32
July 1, 2016 - July 31, 2016	318,080	$141.28
August 1, 2016 - August 18, 2016	455,393	$138.71
Total	1,801,099	$138.80

On November 23, 2016, the Company announced that its Board of Directors authorized a new $250,000 share repurchase of ordinary shares.  Repurchases may be made from time to time at the Company’s discretion, based on ongoing assessments of the capital needs of the business, the market price of its stock, and general market conditions.  No time period has been set for the repurchase program, and any such program may be suspended or discontinued at any time.  The repurchase authorization enables the Company to purchase its ordinary shares from time to time through open market purchases, negotiated transactions or other means, including 10b5-1 trading plans in accordance with applicable securities laws or other restrictions.  The table below presents a summary of the ordinary shares repurchased by the Company under the new authorization and classified as treasury stock, as of May 31, 2017, in accordance with a 10b5-1 program:

Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of the Current Program	Dollar Value of Shares that May Yet Be Purchased Under the Program (in thousands)
November 25, 2016 - November 30, 2016	68,641	$105.21	68,641
December 1, 2016 - December 31, 2016	242,821	$104.87	311,462
January 1, 2017 - January 31, 2017	156,353	$103.33	467,815
February 1, 2017 - February 28, 2017	51,150	$106.02	518,965
March 1, 2017 - March 31, 2017	—	$—	518,965
April 1, 2017 - April 30, 2017	—	$—	518,965
May 1, 2017 - May 31, 2017	34,193	$105.58	553,158
Total	553,158	$104.63		$192,125

During the year ended March 31, 2017, the Company repurchased 2,252,725 shares between the two programs.

On December 23, 2016, the Company announced the sale of U.S. rights to Keveyis® (dichlorphenamide) to Strongbridge Biopharma plc (Strongbridge).  Keveyis® was approved by the U.S. FDA in August 2015 to treat primary hyperkalemic and hypokalemic periodic paralysis, a group of rare hereditary disorders that cause episodes of muscle weakness or paralysis.  Keveyis® has orphan designation status through August 2022.  In accordance with the terms of the purchase agreement, Strongbridge paid Taro a total of $8,500 through upfront payments; Taro is also eligible to receive additional future payments upon the achievement of certain sales unit milestones.  Taro has agreed to continue to manufacture Keveyis® for Strongbridge, under an exclusive supply agreement at least for the period of Keveyis® orphan exclusivity, subject to certain commercial terms and conditions, including minimum supply purchases.

On March 16, 2017, the Company entered into a share purchase agreement with BELLUS Health Inc. (“BELLUS”) for the sale of BELLUS’ wholly-owned subsidiary Thallion Pharmaceuticals Inc. (“Thallion”), including all the rights to the drug candidate Shigamab™.  Pursuant to the agreement, Taro acquired all issued and outstanding shares of Thallion for a potential total consideration of CAD $2,700.  In addition, BELLUS will receive a portion of certain post-approval revenues related to the Shigamab™ program.